Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
STOCK-BASED COMPENSATION PLANS

Stock Options

The Corporation is authorized to grant officers and certain key employees of Fortis and its subsidiaries options to purchase common shares of the Corporation. As at December 31, 2017, the Corporation had the following stock option plans: the 2012 Plan and the 2006 Plan. The 2012 Plan was approved at the May 4, 2012 Annual General Meeting and will ultimately replace the 2006 Plan. The 2006 Plan will cease to exist when all outstanding options are exercised or expire in or before 2018. The former 2002 plan expired in February 2016. The Corporation has ceased the granting of options under the 2006 Plan and all new options granted after 2011 are being made under the 2012 Plan.

Options granted under the 2006 Plan are exercisable for a period not to exceed seven years from the date of grant, expire no later than three years after the termination, death or retirement of the optionee and vest evenly over a four-year period on each anniversary of the date of grant.

Options granted under the 2012 Plan are exercisable for a period not to exceed ten years from the date of grant, expire no later than three years after the termination, death or retirement of the optionee and vest evenly over a four-year period on each anniversary of the date of grant.

The following options were granted in 2017 and 2016. The accounting fair values of the options were estimated at the date of grant using the Black-Scholes fair value option-pricing model and the following assumptions:

	2017	2016
Options granted (#)	774,924	788,188
Exercise price ($) (1)	42.36	37.30
Grant date fair value ($)	3.22	2.41
Assumptions:
Dividend yield (%) (2)	3.8	3.9
Expected volatility (%) (3)	16.1	16.4
Risk-free interest rate (%) (4)	1.2	0.7
Weighted average expected life (years) (5)	5.6	5.5

(1)	Five-day VWAP immediately preceding the date of grant

(2)	Based on average annual dividend yield up to the date of grant and the weighted average expected life of the options

(3)	Based on historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield in effect at the date of grant that covers the weighted average expected life of the options

(5)	Based on historical experience

The Corporation records compensation expense upon the issuance of stock options. Using the fair value method, each grant is treated as a single award, the fair value of which is amortized to compensation expense evenly over the four-year vesting period of the options.
The following table summarizes information related to stock options for 2017.

	Total Options		Non-vested Options (1)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2017	4,160,192	$34.45	1,815,018	$2.78
Granted	774,924	$42.36	774,924	$3.22
Exercised	(1,217,029)	$32.73	n/a	n/a
Vested	n/a	n/a	(761,830)	$3.03
Cancelled/Forfeited	(15,793)	$40.27	(15,793)	$2.88
Options outstanding, December 31, 2017	3,702,294	$36.65	1,812,319	$2.86
Options vested, December 31, 2017 (2)	1,889,975	$34.25

(1)
As at December 31, 2017, there was $5 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2017, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $22 million.

The following table summarizes additional 2017 and 2016 stock option information.

(in millions)	2017	2016
Stock option expense recognized	$3	$2
Stock options exercised:
Cash received for exercise price	40	28
Intrinsic value realized by employees	15	15
Fair value of options that vested	2	3

Directors' DSU Plan

Under the Corporation's Directors' DSU Plan, directors who are not officers of the Corporation are eligible for grants of DSUs representing the equity portion of directors' annual compensation. In addition, directors can elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled.

Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is entitled to accrue notional common share dividends equivalent to those declared by the Corporation's Board of Directors. The DSUs are fully vested at the date of grant.

Number of DSUs	2017	2016
DSUs outstanding, beginning of year	199,411	167,762
Granted	31,453	30,165
Granted - notional dividends reinvested	7,294	6,994
DSUs paid out	(53,363)	(5,510)
DSUs outstanding, end of year	184,795	199,411

For 2017 expense of $3 million (2016 - $2 million) was recognized in earnings with respect to the DSU Plan.

In 2017, 53,363 DSUs were paid out to retired directors at a weighted average price of $45.37 per DSU for a total of approximately $2 million.

As at December 31, 2017, the liability related to outstanding DSUs has been recorded at the VWAP of the Corporation's common shares for the last five trading days of 2017 of $46.01, for a total of $9 million (December 31, 2016 - $8 million), and is included in long-term other liabilities (Note 16).

PSU Plans

The Corporation's PSU Plans represent a component of long-term compensation awarded to senior management of the Corporation and its subsidiaries, with the exception of ITC where PSUs were granted to all employees consistent with past practice. As at December 31, 2017, the Corporation had the 2015 PSU Plan and subsidiaries of the Corporation have adopted similar share unit plans that are modelled after the Corporation's plan. The former 2013 PSU Plan expired in 2017 when all outstanding PSUs were paid. Each PSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is entitled to accrue notional common share dividends equivalent to those declared by the Corporation's Board of Directors.

The PSUs are subject to a three-year vesting and performance period, at which time a cash payment may be made, as determined by the Human Resources Committee of the Board of Directors. Awards are calculated by multiplying the number of units outstanding at the end of the performance period by the VWAP of the Corporation's common shares for five trading days prior to the maturity of the grant and by a payout percentage that may range from 0% to 200%.

The payout percentage for the PSU Plans is based on the Corporation's performance over the three-year period, mainly determined by: (i) the Corporation's total shareholder return as compared to a pre‑defined peer group of companies; and (ii) the Corporation's cumulative earnings per common share, or for certain subsidiaries the Company's cumulative net income, as compared to the target established at the time of the grant. As at December 31, 2017, the estimated weighted average payout percentages for the grants under the 2015 PSU Plan range from 82% to 113%.

The following table summarizes information related to the PSUs for 2017 and 2016.

Number of PSUs	2017	2016
PSUs outstanding, beginning of year	931,951	694,386
Granted	711,749	351,737
Granted - notional dividends reinvested	44,893	34,439
PSUs paid out	(239,509)	(148,168)
PSUs cancelled/ forfeited	(16,910)	(443)
Transferred to RSU Plan	(81,214)	—
PSUs outstanding, end of year	1,350,960	931,951

In 2017, 239,509 PSUs were paid out at $41.46 per PSU, for a total of approximately $11 million. The payout was made in respect of the PSUs granted in 2014 under the former 2013 PSU Plan. The PSU payout percentage was 113% based on the Corporation's and subsidiaries' performance over the three‑year period, as determined by the respective Human Resources Committee.

For 2017 expense of approximately $26 million (2016 - $16 million) was recognized in earnings with respect to the PSU Plans and there was $17 million of unrecognized compensation expense related to PSUs not yet vested, which is expected to be recognized over a weighted average period of approximately two years.
As at December 31, 2017, the aggregate intrinsic value of the outstanding PSUs was $58 million, with a weighted average contractual life of approximately one year. The liability related to outstanding PSUs has been recorded at the VWAP of the Corporation's common shares for the last five trading days of 2017 of $46.01, for a total of $41 million (December 31, 2016 ‑ $30 million), and is included in accounts payable and other current liabilities and long-term other liabilities (Notes 13 and 16).

RSU Plans

The Corporation's 2015 RSU Plan represents a component of long-term compensation awarded to senior management of the Corporation and its subsidiaries, with the exception of ITC where RSUs were granted to all employees consistent with past practice. Each RSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is subject to a three-year vesting period, at which time a cash payment may be made. Each RSU is entitled to accrue notional common share dividends equivalent to those declared by the Corporation's Board of Directors.

Number of RSUs	2017	2016
RSUs outstanding, beginning of year	123,612	58,740
Granted	349,496	70,393
Granted - notional dividends reinvested	15,407	4,709
RSUs paid out	(74,876)	(10,201)
RSUs cancelled/ forfeited	(12,090)	(29)
Transferred from PSU Plan	81,214	—
RSUs outstanding, end of year	482,763	123,612

In 2017, 74,876 RSUs were paid out at a weighted average price of $43.42 per RSU, for a total of approximately $3 million. In accordance with the respective RSU plans, the RSUs were paid to senior management upon retirement or death.

For 2017 expense of approximately $8 million (2016 - $2 million) was recognized in earnings with respect to the RSU Plan and there was approximately $11 million of unrecognized compensation expense related to RSUs not yet vested, which is expected to be recognized over a weighted average period of approximately two years.

As at December 31, 2017, the aggregate intrinsic value of the outstanding RSUs was $22 million, with a weighted average contractual life of approximately two years. The liability related to outstanding RSUs was recorded at the VWAP of the Corporation's common shares for the last five trading days of 2017 of $46.01, for a total of $11 million (December 31, 2016 - $3 million), and is included in accounts payable and other current liabilities and long-term other liabilities (Note 13 and 16).